Expense Example {- Fidelity SAI U.S. Value Index Fund} - 07.31 Fidelity SAI U.S. Value Index Fund PRO-07 - Fidelity SAI U.S. Value Index Fund - Fidelity SAI U.S. Value Index Fund	Sep. 29, 2021 USD ($)
Expense Example:
1 year	$ 11
3 years	35
5 years	62
10 years	$ 141